Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair value of financial instruments
Schedule of financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy

Financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	—	—	—
Securities at FVOCI - Sovereign debt	—	5,094	—	5,094
Equity instrument at FVOCI	—	1,889	—	1,889
Debt instrument at fair value through profit or loss	—	—	6,492	6,492
Total securities and other financial assets	—	6,983	6,492	13,475

Derivative financial instruments - assets:
Interest rate swaps	—	407	—	407
Cross-currency swaps	—	10,125	—	10,125
Foreign exchange forwards	—	625	—	625
Total derivative financial instrument assets	—	11,157	—	11,157
Total assets at fair value	—	18,140	6,492	24,632

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	1,903	—	1,903
Cross-currency swaps	—	10,197	—	10,197
Foreign exchange forwards	—	2,575	—	2,575
Total derivative financial instruments - liabilities	—	14,675	—	14,675
Total liabilities at fair value	—	14,675	—	14,675

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt (1)	—	6,157	—	6,157
Securities at FVOCI - Sovereign debt (1)	—	15,641	—	15,641
Equity instrument at FVOCI (1)	—	6,273	—	6,273
Debt instrument at fair value through profit or loss	—	—	8,750	8,750
Total securities and other financial assets	—	28,071	8,750	36,821

Derivative financial instruments - assets:
Interest rate swaps	—	621	—	621
Cross-currency swaps	—	1,134	—	1,134
Foreign exchange forwards	—	933	—	933
Total derivative financial instrument assets	—	2,688	—	2,688
Total assets at fair value	—	30,759	8,750	39,509

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	9,410	—	9,410
Cross-currency swaps	—	17,378	—	17,378
Foreign exchange forwards	—	7,255	—	7,255
Total derivative financial instruments - liabilities	—	34,043	—	34,043
Total liabilities at fair value	—	34,043	—	34,043
(1)

At December 31, 2018, investment securities and equity instrument at FVOCI for $21.8 million were reclassified from Level 1 to Level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.

Schedule of carrying value and an estimated fair value of the bank's financial instruments that are not measured on a recurring basis

The following table provides information on the carrying value and an estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2019
	Carrying	Fair
	value	value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	1,178,170	1,178,170	—	1,178,170	—
Securities at amortized cost (1)	75,271	75,724	—	56,914	18,810
Loans, net (2)	5,823,333	6,162,885	—	6,101,040	61,845
Customers' liabilities under acceptances	115,682	115,682	—	115,682	—
Investment properties	3,494	3,494	—	—	3,494

Liabilities
Deposits	2,888,336	2,888,336	—	2,888,336	—
Securities sold under repurchase agreements	40,530	40,530	—	40,530	—
Borrowings and debt, net (3)	3,118,396	3,126,333	—	3,126,333	—
Customers' liabilities under acceptances	115,682	115,682	—	115,682	—

	December 31, 2018
	Carrying	Fair
	value	value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	1,745,652	1,745,652	—	1,745,652	—
Securities at amortized cost (1)	86,326	85,036	—	73,869	11,167
Loans, net (2)	5,702,258	5,958,540	—	5,884,527	74,013
Customers’ liabilities under acceptances	9,696	9,696	—	9,696	—

Liabilities
Deposits	2,970,822	2,970,822	—	2,970,822	—
Securities sold under repurchase agreements	39,767	39,767	—	39,767	—
Borrowings and debt, net	3,518,446	3,558,763	—	3,558,763	—
Customers’ liabilities under acceptances	9,696	9,696	—	9,696	—
(1)

The carrying value of securities at amortized cost is net of the accrued interest receivable of $0.8 million and the allowance for expected credit losses of $0.1 million as of December 31, 2019 and the accrued interest receivable of $1.1 million and the allowance for expected credit losses $0.1 million as of December 31, 2018.

(2)

The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.7 million, the allowance for expected credit losses of $99.3 million and unearned interest and deferred fees of $12.1 million for December 31, 2019, and the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018.

(3)	The borrowings and debt exclude the lease liabilities for an amount of $19.9 million.

Schedule of movement of instruments measured at level 3 fair value

The following table presents the movement of a Level 3 financial instruments measured at fair value

Carrying amount as of January 1, 2018	—
Origination	8,750
Carrying amount as of December 31, 2018	8,750
Unrealized loss	(2,258)
Carrying amount as of December 31, 2019	6,492

Schedule of significant inputs used in the measurement of instruments at level 3 fair value

The following table presents the significant inputs used to determine the fair value for Level 3 financial instruments:

2019	2018
Unobservable inputs	Unobservable inputs
Discount rate for similar companies of the same business line adjusted due to the debt-equity structure of the issuer	- Discount rate for similar companies of the same business line adjusted due to the debt-equity structure of the issuer
Observable inputs
Average recovery factor for companies that reported default – Moody’s	- Premium or liquidity rate from liquidity analysis carried out by experts

	Range of estimates
Fair value measurement sensitivity to unobservable inputs	2019	2018
A significant increase in volatility would result in a lower fair value	12.97% a 27.50%	18.28% a 45.00%

Schedule of changing one or more assumptions used can generate the following effect changing one or more of the assumptions used would have the following effects.

Effect on
Debentures at fair value through profit or loss	profit or loss

+ 100 bps to the observable and unobservable inputs	(230)
- 100 bps to the unobservable and observable inputs	240